Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000016818
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,316	$ 11,236	$ 11,336	$ 11,281	$ 11,369	$ 11,468	$ 11,721	$ 11,608	$ 11,603	$ 11,807	$ 11,590	$ 11,772	$ 11,663	$ 11,566	$ 11,480	$ 11,255	$ 11,251	$ 11,407	$ 11,414	$ 11,398	$ 11,405	$ 11,059	$ 10,327	$ 10,516	$ 10,874	$ 11,029	$ 11,004	$ 10,889	$ 10,987	$ 10,984	$ 10,725	$ 11,023	$ 10,643	$ 10,674	$ 10,075	$ 10,205	$ 10,699	$ 10,994	$ 10,665	$ 10,969	$ 10,827	$ 11,186	$ 11,568	$ 11,642	$ 11,989	$ 11,977	$ 11,857	$ 11,867	$ 11,985	$ 12,036	$ 11,949	$ 11,894	$ 11,797	$ 11,668	$ 11,593	$ 11,792	$ 11,695	$ 11,577	$ 11,342	$ 11,360	$ 11,400	$ 11,439	$ 11,279	$ 11,119	$ 10,803	$ 11,039	$ 11,564	$ 11,395	$ 11,196	$ 11,172	$ 11,168	$ 11,175	$ 11,252	$ 11,055	$ 10,980	$ 10,945	$ 10,798	$ 10,753	$ 10,577	$ 10,521	$ 10,446	$ 10,320	$ 10,215	$ 10,300	$ 10,375	$ 10,360	$ 10,346	$ 10,341	$ 10,228	$ 10,282	$ 10,257	$ 10,310	$ 10,432	$ 10,321	$ 10,374	$ 10,368	$ 10,391	$ 10,328	$ 10,274	$ 10,297	$ 10,137	$ 10,082	$ 10,055	$ 9,999	$ 9,953	$ 9,860	$ 10,228	$ 10,341	$ 10,398	$ 10,370	$ 10,389	$ 10,221	$ 10,175	$ 10,081	$ 10,024	$ 10,022	$ 9,938	$ 9,859	$ 9,811	$ 9,772	$ 9,725
C000016820
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,791	10,733	10,824	10,778	10,869	10,971	11,221	11,119	11,119	11,334	11,121	11,304	11,206	11,131	11,045	10,835	10,838	10,996	11,010	11,001	11,016	10,689	9,987	10,177	10,530	10,688	10,671	10,565	10,666	10,670	10,425	10,720	10,358	10,395	9,817	9,951	10,438	10,734	10,418	10,723	10,590	10,948	11,329	11,408	11,755	11,752	11,641	11,659	11,781	11,840	11,751	11,705	11,627	11,496	11,429	11,643	11,544	11,445	11,220	11,246	11,281	11,337	11,186	11,023	10,717	10,968	11,497	11,336	11,145	11,128	11,121	11,135	11,219	11,039	10,972	10,943	10,793	10,754	10,595	10,545	10,477	10,357	10,258	10,350	10,431	10,423	10,416	10,417	10,310	10,360	10,342	10,401	10,532	10,426	10,486	10,487	10,527	10,459	10,421	10,441	10,295	10,235	10,215	10,164	10,133	10,045	10,416	10,548	10,612	10,591	10,617	10,452	10,411	10,312	10,260	10,273	10,184	10,110	10,066	10,033	10,000
C000016821
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 11,932	11,845	11,948	11,887	11,965	12,080	12,344	12,210	12,202	12,427	12,195	12,384	12,255	12,162	12,057	11,830	11,811	11,984	11,990	11,970	11,975	11,609	10,838	11,035	11,396	11,568	11,539	11,416	11,505	11,511	11,237	11,547	11,147	11,177	10,547	10,682	11,184	11,502	11,155	11,471	11,320	11,694	12,090	12,165	12,524	12,509	12,370	12,390	12,510	12,561	12,456	12,396	12,304	12,155	12,074	12,290	12,176	12,061	11,814	11,831	11,858	11,908	11,739	11,559	11,228	11,481	12,025	11,847	11,638	11,611	11,593	11,598	11,676	11,479	11,399	11,361	11,195	11,157	10,971	10,911	10,831	10,699	10,588	10,673	10,749	10,731	10,714	10,707	10,587	10,631	10,603	10,656	10,780	10,663	10,715	10,707	10,739	10,661	10,613	10,625	10,467	10,398	10,368	10,309	10,269	10,171	10,538	10,662	10,719	10,688	10,695	10,530	10,480	10,372	10,311	10,316	10,218	10,135	10,083	10,041	10,000
C000223771
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 988,298	982,137	989,613	984,600	992,079	1,000,567	1,023,504	1,012,401	1,011,692	1,029,354	1,010,180	1,025,857	1,016,110	1,008,409	999,706	979,904	979,293	992,691	993,127	991,486	992,920	961,600	897,696	914,942	944,909	958,190	955,792	945,557	953,911	953,483	930,795	957,391	923,281	926,737	873,561	884,710	927,334	952,758	923,967	950,209	937,666	969,568	1,002,398	1,007,698	1,038,428	1,036,237	1,025,660	1,026,338	1,036,230	1,041,432	1,032,727	1,027,770	1,020,086	1,007,776	1,001,039	1,018,044	1,009,450
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,548	12,335	12,518	12,395	12,298	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,955	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,228	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,548	12,335	12,518	12,395	12,298	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,955	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,228	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,548	12,335	12,518	12,395	12,298	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,955	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,228	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	1,007,751	999,067	1,001,089	994,895	994,257	1,002,332	1,019,612	1,009,602	1,004,567	1,019,408	1,002,098	1,016,926	1,006,974	999,094	990,070	975,123	977,992	990,256	990,287	989,017	994,094	971,514	913,522	921,363	949,182	963,046	959,251	949,737	958,039	960,233	939,390	961,123	934,286	931,619	889,991	897,455	933,275	954,187	929,625	945,104	931,270	957,761	989,849	993,408	1,021,366	1,019,721	1,011,113	1,014,078	1,021,449	1,025,211	1,016,778	1,013,994	1,010,978	1,002,569	996,424	1,012,511	1,006,100
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	12,166	12,077	12,124	12,053	12,076	12,152	12,394	12,282	12,225	12,417	12,175	12,374	12,251	12,166	12,062	11,856	11,889	12,034	12,053	12,053	12,124	11,832	11,065	11,160	11,523	11,710	11,680	11,539	11,643	11,660	11,386	11,667	11,297	11,272	10,721	10,823	11,260	11,547	11,238	11,483	11,257	11,595	12,009	12,055	12,406	12,380	12,264	12,292	12,392	12,456	12,359	12,318	12,261	12,131	12,055	12,262	12,178	12,076	11,846	11,886	11,907	11,997	11,823	11,720	11,353	11,552	11,995	11,851	11,647	11,615	11,586	11,572	11,668	11,503	11,412	11,377	11,222	11,184	11,013	10,953	10,873	10,745	10,621	10,688	10,754	10,733	10,713	10,707	10,587	10,632	10,601	10,634	10,761	10,654	10,715	10,689	10,751	10,680	10,597	10,635	10,466	10,391	10,367	10,302	10,240	10,118	10,488	10,602	10,656	10,644	10,631	10,478	10,453	10,370	10,345	10,329	10,200	10,138	10,101	10,064	10,000
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	12,166	12,077	12,124	12,053	12,076	12,152	12,394	12,282	12,225	12,417	12,175	12,374	12,251	12,166	12,062	11,856	11,889	12,034	12,053	12,053	12,124	11,832	11,065	11,160	11,523	11,710	11,680	11,539	11,643	11,660	11,386	11,667	11,297	11,272	10,721	10,823	11,260	11,547	11,238	11,483	11,257	11,595	12,009	12,055	12,406	12,380	12,264	12,292	12,392	12,456	12,359	12,318	12,261	12,131	12,055	12,262	12,178	12,076	11,846	11,886	11,907	11,997	11,823	11,720	11,353	11,552	11,995	11,851	11,647	11,615	11,586	11,572	11,668	11,503	11,412	11,377	11,222	11,184	11,013	10,953	10,873	10,745	10,621	10,688	10,754	10,733	10,713	10,707	10,587	10,632	10,601	10,634	10,761	10,654	10,715	10,689	10,751	10,680	10,597	10,635	10,466	10,391	10,367	10,302	10,240	10,118	10,488	10,602	10,656	10,644	10,631	10,478	10,453	10,370	10,345	10,329	10,200	10,138	10,101	10,064	10,000
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	12,166	12,077	12,124	12,053	12,076	12,152	12,394	12,282	12,225	12,417	12,175	12,374	12,251	12,166	12,062	11,856	11,889	12,034	12,053	12,053	12,124	11,832	11,065	11,160	11,523	11,710	11,680	11,539	11,643	11,660	11,386	11,667	11,297	11,272	10,721	10,823	11,260	11,547	11,238	11,483	11,257	11,595	12,009	12,055	12,406	12,380	12,264	12,292	12,392	12,456	12,359	12,318	12,261	12,131	12,055	12,262	12,178	$ 12,076	$ 11,846	$ 11,886	$ 11,907	$ 11,997	$ 11,823	$ 11,720	$ 11,353	$ 11,552	$ 11,995	$ 11,851	$ 11,647	$ 11,615	$ 11,586	$ 11,572	$ 11,668	$ 11,503	$ 11,412	$ 11,377	$ 11,222	$ 11,184	$ 11,013	$ 10,953	$ 10,873	$ 10,745	$ 10,621	$ 10,688	$ 10,754	$ 10,733	$ 10,713	$ 10,707	$ 10,587	$ 10,632	$ 10,601	$ 10,634	$ 10,761	$ 10,654	$ 10,715	$ 10,689	$ 10,751	$ 10,680	$ 10,597	$ 10,635	$ 10,466	$ 10,391	$ 10,367	$ 10,302	$ 10,240	$ 10,118	$ 10,488	$ 10,602	$ 10,656	$ 10,644	$ 10,631	$ 10,478	$ 10,453	$ 10,370	$ 10,345	$ 10,329	$ 10,200	$ 10,138	$ 10,101	$ 10,064	$ 10,000
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	$ 1,006,944	$ 999,538	$ 1,003,490	$ 997,575	$ 999,469	$ 1,005,773	$ 1,025,793	$ 1,016,536	$ 1,011,835	$ 1,027,738	$ 1,007,653	$ 1,024,127	$ 1,014,012	$ 1,006,906	$ 998,301	$ 981,241	$ 984,013	$ 996,052	$ 997,597	$ 997,620	$ 1,003,427	$ 979,290	$ 915,809	$ 923,654	$ 953,724	$ 969,188	$ 966,674	$ 955,052	$ 963,624	$ 965,096	$ 942,361	$ 965,621	$ 935,022	$ 932,919	$ 887,365	$ 895,763	$ 931,945	$ 955,727	$ 930,130	$ 950,436	$ 931,725	$ 959,670	$ 993,969	$ 997,731	$ 1,026,764	$ 1,024,690	$ 1,015,015	$ 1,017,396	$ 1,025,634	$ 1,030,967	$ 1,022,904	$ 1,019,551	$ 1,014,843	$ 1,004,013	$ 997,718	$ 1,014,888	$ 1,007,937